Business Combination - Summary of Purchase Consideration and the Provisional Fair Value of Goodwill, Identifiable Assets and Liabilities of BHPP Acquired (Parenthetical) (Detail) - OCI Clean Ammonia Holding BV [member]
$ in Millions
Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Working capital adjustment	$ 20
Percentage of consideration to be paid	20.00%